FINANCIAL INSTRUMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Financial Instruments Details Narrative
Cash	$ 14,321,433	$ 54,847	$ 599,964	$ 147,575
Current liabilities	2,839,168	191,245
Working capital deficiency	$ (15,296,877)	$ (117,528)
Foriegn exchange rate	10.00%	10.00%
Comprehensive income	$ 1,968,206	$ 10,310
Amount related to purchased of shares	$ 1,676,003